Basis of Presentation and General information (Details)		3 Months Ended	10 Months Ended	12 Months Ended
	Sep. 22, 2017 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) t $ / shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares	Sep. 21, 2017
Basis of Presentation [Abstract]
Common shares, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001
Preferred shares, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001
Deemed contribution relating to issuance of preferred shares | $		$ 0	$ 2,740,000	$ 0
Series A Cumulative Redeemable Perpetual Preferred Shares [Member]
Basis of Presentation [Abstract]
Number of shares issued in share exchange transaction (in shares) | shares	480,000
Dividend rate	9.75%	9.75%	9.75%	9.75%
Preferred shares, par value (in dollars per share)	$ 0.001
Deemed contribution relating to issuance of preferred shares | $	$ 2,700,000
Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Number of shares issued in share exchange transaction (in shares) | shares	12,000
Preferred shares, par value (in dollars per share)	$ 0.001
Deemed contribution relating to issuance of preferred shares | $	$ 0
Common Shares [Member]
Basis of Presentation [Abstract]
Number of shares issued in share exchange transaction (in shares) | shares	2,400,000		2,400,000
Common shares, par value (in dollars per share)	$ 0.001
Magic P [Member]
Basis of Presentation [Abstract]
Dead weight tonnage | t		76,453
Magic P [Member] | Spetses [Member]
Basis of Presentation [Abstract]
Percentage ownership of vessel		100.00%
Thalassa [Member] | Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Percentage of shares held		100.00%
Thalassa [Member] | Common Shares [Member]
Basis of Presentation [Abstract]
Percentage of shares held		46.80%			100.00%
Thalassa [Member] | Spetses [Member] | Common Shares [Member]
Basis of Presentation [Abstract]
Percentage of shares held					52.00%